Shareholders' Equity - Stock option activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Options Outstanding at beginning of the period	142,949,035
Number of shares, Granted	253,134,400
Number of shares, Forfeited	16,271,850
Number of shares, Options Outstanding at end of the period	379,811,585	142,949,035
Number of shares, Exercisable options at end of the period	93,802,185
Weighted average exercise price, Outstanding at beginning of the period	$ 0.07
Weighted average exercise price, Granted	0.01
Weighted average exercise price, Forfeited	0.32
Weighted average exercise price, Outstanding at end of the period	0.02	$ 0.07
Options exercisable at end of the period, Weighted average exercise price	0.05
Weighted average grant date fair value, Granted	0.01
Weighted average grant date fair value, Forfeited	$ 0.21
Weighted average remaining contractual term, Options outstanding during the period (in years)	8 years 8 months 12 days	6 years 9 months 18 days
Weighted average remaining contractual term, Granted during the period (in years)	9 years 8 months 12 days
Weighted average remaining contractual term, Forfeited during the period (in years)	3 years 2 months 12 days
Weighted average remaining contractual term, Options exercisable at end of the period (in years)	6 years 2 months 12 days